COLLATERALIZED TRANSACTIONS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)
COLLATERALIZED TRANSACTIONS
Margin loan extended to margin clients	$ 29,084,958		$ 18,424,972
Securities purchased under agreements to resell transactions	106,203	$ 13,616
Collateral received from margin clients	119,745,500		89,404,131
Collateral received from brokers	144,156
Collateral repledged to commercial banks and other financial institutions	20,953,603		58,255,907
Securities borrowed and lent	8,436,638		4,307,346
Cash collateral received from borrowers	9,737,786		5,067,828
Cash collateral deposited with lenders	$ 3,120,123		$ 3,645,214